Condensed Consolidated Balance Sheets (Unaudited) (Quarterly) - USD ($)	Oct. 31, 2021	Apr. 30, 2021
Assets:
Cash and cash equivalents	$ 940,966	$ 2,473,959
Accounts receivable net	2,149,674	1,356,932
Receivable from bank	212,252
Prepaid expenses	177,940	653,861
Total current assets	3,480,832	4,484,752
Deposits	6,300	6,300
Notes receivable - related parties	130,000
Purchased technology	14,803,954	14,803,954
Investment in affiliate	240,080	122,914
Equity securities at fair value	9,623,753	6,298,008
Total assets	28,284,919	25,715,928
Current liabilities:
Trade	357,623	308,506
Related party	320,224	3,843,686
Accrued expenses	316,285	306,308
Stock subscription payable	219,900	1,199,996
Deferred revenue	670	622
Interest payable	185,650	116,483
Deferred tax liability, net	1,054,000	433,000
Related party debt	22,860	22,860
Secured note payable	1,000,000	1,000,000
Current portion of SBA loans	2,518,965	1,885,800
Loan payable - bank	34,324	34,324
Demand notes payable
Total current liabilities	6,030,501	9,151,585
Long-term liabilities:
Long-term SBA loans, less current portion	1,752,635	2,385,800
Total Liabilities	7,783,136	11,537,385
Commitments and contingencies
Stockholders’ equity:
Common stock, $.001 par value; 900,000,000 shares authorized, 2,719,310 and 2,178,766 shares issued and outstanding	2,719	2,178
Capital in excess of par value	20,308,432	15,168,987
Retained earnings (deficit)	190,632	(992,622)
Total stockholders' equity	20,501,783	14,178,543
Total liabilities and stockholders' equity	$ 28,284,919	$ 25,715,928